COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Operating Leases Segment [Line Items]
Schedule of Future Minimum Payments Under Operating Leases
Lease
Year ending December 31,	Commitments

2016	$1,337
2017	343
2018	287
2019	89

$2,056

Space segment services [Member]
Operating Leases Segment [Line Items]
Schedule of Future Minimum Payments Under Operating Leases
Year ending December 31,

2016	$8,462
2017	8,098
2018	2,128

$18,688